MARKETABLE INVESTMENT SECURITIES (Tables)	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
SCHEDULE OF MARKETABLE SECURITIES

Corporate fixed income securities, weighted average yield and maturity of 5.39% and 2.38 years, respectively	$452,682
Government securities, weighted average yield and maturity of 4.91% and 3.25 years, respectively	2,026,271
Total marketable investment securities	$2,478,953